Employee Benefits - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨) yr Funds	Mar. 31, 2018 USD ($) yr Funds	Mar. 31, 2017 INR (₨) yr	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of defined contribution and benefit schemes [line items]
Contribution to defined contribution plans		₨ 603	$ 9	₨ 872	₨ 909
Percentage of employee and employer contributions to Provident Fund as per Indian Provident Fund Act		12.00%	12.00%
Remeasurement loss/ (gain) on post-retirement benefits recorded in OCI	[1]	₨ 101	$ 2	(14)	(93)
Mortality assumptions		In India, the mortality tables used, assume that a person aged 60 at the end of the balance sheet date has a future life expectancy of 19 years.	In India, the mortality tables used, assume that a person aged 60 at the end of the balance sheet date has a future life expectancy of 19 years.
Actuarial assumptions, retirement age		60				60
Actuarial assumptions, life expectancy after retirement		19				19
Actual return on plan assets		₨ 232	$ 4	₨ 237	227
Expected contribution to defined benefit obligations in 2019		₨ 529	$ 8
Weighted average duration of the defined benefit obligation | yr		14.6	14.6	12.7
Skorpion Zinc Provident Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund		9.00%	9.00%
Percentage of employee contribution to defined contribution fund		7.00%	7.00%
Description of type of plan		The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.	The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.
Description of nature of benefits provided by plan		The Fund provides disability cover which is equal to the member's fund credit and a death cover of 2 times annual salary in the event of death before retirement.	The Fund provides disability cover which is equal to the member's fund credit and a death cover of 2 times annual salary in the event of death before retirement.
Skorpion Zinc Provident Fund [Member] | Top of range [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of additional contribution to defined contribution fund		12.00%	12.00%
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member]
Disclosure of defined contribution and benefit schemes [line items]
Number of retirement funds | Funds		2	2
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees up to supervisor grade [Member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund		10.50%	10.50%
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees other than Supervisors [Member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund		15.00%	15.00%
Lisheen mine, Ireland pension funds [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund		5.00%	5.00%
Percentage of employee contribution to defined contribution fund		5.00%	5.00%
Description of type of plan		The Lisheen's contribution will continue until an employee terminates employment or reaches the retirement age of 65, whichever happens first.	The Lisheen's contribution will continue until an employee terminates employment or reaches the retirement age of 65, whichever happens first.
Percentage of employee and employer contributions to executive scheme		15.00%	15.00%
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Contribution to Defined benefit plan		₨ 627	$ 10	₨ 536	642
BMM BALCO Post-retirement Medical Benefit Plans [Member]
Disclosure of defined contribution and benefit schemes [line items]
Obligation relating to post-retirement medical benefits		675		613		$ 10
Remeasurement loss/ (gain) on post-retirement benefits recorded in OCI		₨ (40)	$ (1)	6	₨ (24)
Gratuity Plans [Member]
Disclosure of defined contribution and benefit schemes [line items]
Obligation relating to post-retirement medical benefits | ₨				₨ 232
AUSTRALIA | Employees under industrial agreement [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme		9.50%	9.50%
AUSTRALIA | Other employees [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme		12.50%	12.50%

[1]	Refer to Note 7 for tax related to each component of other comprehensive income / (loss)